Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Components of Income Taxes (Benefit)

The Company’s benefit from income taxes is as follows:

December 31,
	2023	2022	2021
Current:
Federal	$—	$—	$—
State	—	—	—
	—	—	—
Deferred:
Federal	—	—	—
State	—	—	—
	—	—	—
Benefit from income taxes	$—	$—	$—

Schedule of Reconciliation of Income Taxes Computed Using U.S. Federal Statutory Rate to that Reflected in Operations

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	December 31,
	2023	2022	2021
Income taxes using U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	5.30%	(1.00)%	7.84%
Impact of R&D tax credit on effective tax rate	3.68%	4.91%	2.87%
Stock option shortfalls and cancellations	(1.22)%	(3.33)%	(4.74)%
Permanent items and other	(0.89)%	(1.86)%	(1.29)%
Change in valuation allowance	(27.34)%	(19.88)%	(25.69)%
Provision to return	(0.53)%	0.16%	0.01%
	0.00%	0.00%	0.00%

Schedule of Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Valuation allowance	$(192,791)	$(160,814)

Net operating loss carryforwards	123,739	113,058
Federal and state tax credits	31,245	26,358
Stock-based compensation expense	3,855	3,434
Intangible asset amortization	33,162	17,265
Other	2,101	1,167
Deferred tax assets	194,102	161,282

Other	(1,311)	(468)
Deferred tax liabilities:	(1,311)	(468)

Net deferred tax asset:	$—	$—